Exhibit 99.3 Schedule 5

Exception Detail
Run Date - 12/30/2025 4:32:14 PM

Marketing ID	Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
900000979	XX	XX	XX	7143179	350	06/06/2025	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		Guidelines reflect maximum LTV/CLTV of 70%. Subject closed with a LTV/CLTV of 75%.		Exception granted allowing 75% LTV cash out DSCR. Compensating factors: DSCR Ratio > 1.15% (1.18%), 40 points over minimum score in the tier, FICO 748, reserves after close $48,154.00	Client 07/08/2025 01:58 PM; Please find exception attached. Thank you. Reviewer 07/08/2025 02:43 PM; Condition has been reviewed. Thx			07/08/2025	B	2	XX	TX	3	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
900000982	XX	XX	XX	7146309	901	07/03/2025	Compliance	Compliance		Compliance - TRID Other		Loan is non-trid compliant due to APR increasing greater than .125 on 6/30 CD and the required additional 3 day waiting period was not provided.	Information provided		Client 07/14/2025 09:43 AM; 6/XX to 6/XX CD-APR changed from8.017 to 9.179, however there is 3 days gap between 6/XX and 6/XX CD, i.e. XX.please clear Reviewer 07/14/2025 10:37 AM; Hello&#x0D; The APR increased on 6/30 and did not provide the required additional 3 day waiting period. &#x0D; &#x0D; Thanks Reviewer 07/14/2025 11:01 AM;	07/15/2025			A	1	XX	OR	1	1	C	A	A	A	C	A	A	A		Exempt	1